Future policy benefits and related reinsurance recoverable	9 Months Ended
Sep. 30, 2025
Insurance [Abstract]
Future policy benefits and related reinsurance recoverable	Future policy benefits and related reinsurance recoverable
Future policy benefits comprise substantially all obligations to insureds in the Company’s insurance operations. A summary of future policy benefits and reinsurance recoverable are presented below.

As of	December 31, 2024	December 31, 2023
Reinsurance recoverable
Long term care reinsurance	$445,847	$463,470
Other	4,378	4,416
Modco investments Vista(1)	(190,771)	(191,767)
Total reinsurance recoverable	$259,454	$276,119

Future policy benefits
Long term care insurance	$765,155	$807,423
Other	4,378	4,416
Total future policy benefits	$769,533	$811,839

Funds held under reinsurance contracts
Funds held arrangement Front Street Re(1)	$239,918	$238,253
______________
(1)The Company has a coinsurance or modified coinsurance with funds withheld arrangement with its two reinsurers. The Modco agreement with Vista Re dictates that the assets held as collateral are held with the legal right of offset to the related insurance contract liabilities. Therefore, the collateral held for this agreement is netted against the reserves under this contract. The agreement with Front Street Re does not have the legal right of offset therefore the reserves are not presented net of the collateral held, instead they are in the line item “Funds held under reinsurance contracts” in the Consolidated Statements of Financial Position.
The following tables summarize balances of and changes in future policy benefits reserves:

Long-term care	December 31, 2024	December 31, 2023
Present value of expected net premiums
Balance, beginning of year	$363,367	$411,233

Beginning balance at locked-in discount rate	$405,083	$475,650
Effect of changes in cashflow assumptions	(7,514)	—
Effect of actual variances from expected experience	(12,435)	(24,196)
Adjusted balance, beginning of year	385,134	451,454
Interest accrual	6,611	4,481
Net premiums collected	(48,040)	(50,852)
Effect of foreign currency	—	—
Ending balance at locked-in discount rate	343,705	405,083
Effect of changes in discount rate assumptions	(37,499)	(41,716)
Balance, end of year	$306,206	$363,367

Present value of Expected Future Policy Benefits
Balance, beginning of year	$1,170,790	$1,200,018

Beginning balance at locked-in discount rate	$1,388,196	$1,492,075
Effect of changes in cashflow assumptions	1,102	—
Effect of actual variances from expected experience	1,399	(12,148)
Adjusted balance, beginning of year	1,390,697	1,479,927
Interest accrual	23,700	14,722
Benefit payments	(108,041)	(106,449)
Ending balance at locked-in discount rate	$1,306,356	$1,388,200
Effect of changes in discount rate assumptions	(234,995)	(217,410)
Balance, end of year	$1,071,361	$1,170,790
Net future policy benefit reserves(1)	$765,155	$807,423

Less: Reinsurance recoverables, net of allowance for credit losses (2)	(445,847)	(463,470)
Net future policy benefit reserves, after reinsurance recoverables	$319,308	$343,953
______________
(1)Net future policy benefit reserves excludes $4.4 million as of December 31, 2024, and 2023 for each year, respectively, of Medico assumed reserves which are 100% ceded. These balances are included within the Future policy benefits line in the Consolidated Statements of Financial Position.
(2)Reinsurance recoverables, net of allowance for credit losses excludes $4.4 million of reinsurance recoverable as of December 31, 2024 and 2023, respectively. These balances are included within the Reinsurance recoverables line in the Consolidated Statements of Financial Position.
The 2024 and 2023 annual reviews of future policy benefit reserves cash flow assumptions resulted in charges to net earnings, indicating claims experience was outside of our expectations due to both updates to the inforce policy position of the block (actual policy terminations – mortality, lapse, and benefit reductions – varying from expectations) and changes to expected future claims assumptions based upon actual experience.
The following tables provides the amount of undiscounted and discounted expected future gross premiums and expected future benefits and expenses for the LTC line of business:

	December 31, 2024		December 31, 2023
Long-term care	Undiscounted	Discounted (1)	Undiscounted	Discounted (1)
Expected future gross premiums	$414,531	$306,206	$486,746	$363,367
Benefit payments	1,840,853	1,071,361	1,938,974	1,170,790
______________
(1)Discount was determined using the current discount rate as of December 31, 2024, and December 31, 2023.
The following table provides the weighted-average durations of and weighted-average interest rates for the liability for future policy benefits:

Long-term care	December 31, 2024	December 31, 2023
Weighted-average duration of liability (years) @ current rate	10.27	11.01
Weighted-average duration of liability (years) @ original rate	12.44	12.87
Weighted-average interest rate at current rate	5.26%	4.74%
Weighted-average interest rate at original rate	3.05%	2.94%
Interest sensitive contract liabilities
The following table shows the outstanding Interest sensitive contract liabilities which represents the policyholder balances for MYGA product line:

	December 31, 2024	December 31, 2023
Balance, beginning of year	$256,569	$134,742
Deposits	72,818	119,885
Product charges	(266)	(134)
Surrenders and withdrawals	(2,982)	(3,238)
Benefit payments	(6,235)	(4,129)
Interest credited	14,972	9,443
Balance, end of year	$334,876	$256,569
Weighted-average annual crediting rate	5.00%	4.00%

At period end:
Cash surrender value	$303,035	$225,735

Net amount a risk:
In the event of death (1)	$334,876	$256,569
______________
(1)For benefits that are payable in the event of death, the net amount at risk is generally defined as the current death benefit in excess of the current account balances at the Consolidated Statements of Financial Position date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts at the Consolidated Statements of Financial Position date.
MYGA policyholder account balances totaled $334.9 million and $256.6 million, as of December 31, 2024, and 2023, respectively. Changes in policyholder account balances are primarily attributed to deposits associated with new MYGA policies assumed of $72.8 million and $119.9 million and interest credited of $15.0 million and $9.4 million for the years ended December 31, 2024 and December 31, 2023, respectively. These increases were partially offset by surrenders, withdrawals and benefits of $9.5 million and $7.5 million for the years ended December 31, 2024 and December 31, 2023, respectively. Interest on policyholder account balances is generally credited at minimum guaranteed rates, primarily between 2% and 7% at both December 31, 2024, and December 31, 2023.
Note 14. Future policy benefits and related reinsurance recoverable
Future policy benefits comprise substantially all obligations to insureds in the Company’s insurance operations. A summary of future policy benefits and reinsurance recoverable are presented below.

As of	September 30, 2025	December 31, 2024
Reinsurance recoverable
Long term care reinsurance	$454,732	$445,847
Other	4,392	4,378
Modco investments Vista¹	(186,943)	(190,771)
Total reinsurance recoverable	$272,181	$259,454

Future policy benefits
Long term care insurance	$782,445	$765,155
Other	4,394	4,378
Total future policy benefits	$786,839	$769,533

Funds held under reinsurance contracts
Funds held arrangement Front Street Re¹	$243,616	$239,918
_______________
(1)The Company has a coinsurance or Modco with funds withheld arrangement with its two reinsurers. The Modco agreement with Vista Re dictates that the assets held as collateral are held with the legal right of offset to the related insurance contract liabilities. Therefore, the collateral held for this agreement is netted against the reserves under this contract. The agreement with Front Street Re does not have the legal right of offset therefore the reserves are not presented net of the collateral held, instead they are in the line item “Funds held under reinsurance contracts” in the Condensed Consolidated Statements of Financial Position.
The following tables summarize balances of and changes in future policy benefits reserves:

	Nine months ended September 30,
Long-term care	2025	2024
Present value of expected net premiums
Balance, beginning of year	$306,206	$363,367

Beginning balance at locked-in discount rate	$343,705	$405,083
Change in effect in cashflow assumptions	—	—
Effect of actual variances from expected experience	(8,307)	(6,462)
Adjusted balance	335,398	398,621
Interest accrual	5,381	5,079
Net premiums collected	(33,807)	(36,632)
Effect of foreign currency	—	—
Ending balance at locked-in discount rate	306,972	367,068
Effect of changes in discount rate assumptions	(24,903)	(30,572)
Balance, end of year	$282,069	$336,496

Present value of Expected Future Policy Benefits
Balance, beginning of year	$1,071,361	$1,170,790

Beginning balance at locked-in discount rate	$1,306,356	$1,388,200
Change in effect in cashflow assumptions	—	—
Effect of actual variances from expected experience	5,655	3,314
Adjusted balance	1,312,011	1,391,514
Interest accrual	21,280	17,911
Benefit payments	(82,212)	(81,244)
Ending balance at locked-in discount rate	$1,251,079	$1,328,181
Effect of changes in discount rate assumptions	(186,565)	(184,381)
Balance, end of year	$1,064,514	$1,143,800
Net future policy benefit reserves ¹	$782,445	$807,304

Less: Reinsurance recoverables, net of allowance for credit losses ²	(454,732)	(464,867)
Net future policy benefit reserves, after reinsurance recoverables	$327,713	$342,437
_______________
(1)Net future policy benefit reserves excludes $4.4 million as of September 30, 2025 and September 30, 2024, respectively, of Medico assumed reserves which are 100% ceded.
(2)Reinsurance recoverables, net of allowance for credit losses excludes $4.4 million of reinsurance recoverable as of September 30, 2025 and September 30, 2024.
In the first nine months of 2025, the underlying cash flow assumptions remained unchanged. The effect of actual variances from expected experience observed a $14 million increase in the liability for future policy benefits, mainly driven by lower than expected future premium receipts and higher claims.
In the first nine months of 2024, the underlying cash flow assumptions remained unchanged. The effect of actual variances from expected experience observed a $10 million increase in the liability for future policy benefits, mainly driven by lower than expected future premium receipts and higher claims.
The following tables provides the amount of undiscounted and discounted expected future gross premiums and expected future benefits and expenses for the LTC line of business:

Nine months ended September 30,	2025		2024
Long-term care	Undiscounted	Discounted¹	Undiscounted	Discounted¹
Expected future gross premiums	$371,635	$282,069	$455,246	$336,496
Benefit payments	$1,765,145	$1,064,514	$1,816,933	$1,143,800
_______________
(1)Discount was determined using the current discount rate as of September 30, 2025 and September 30, 2024.
The following table provides the weighted-average durations of and weighted-average interest rates for the liability for future policy benefits:

	Nine months ended September 30,
Long-term care	2025	2024
Weighted-average duration of liability (years) at current rate	9.94	10.41
Weighted-average duration of liability (years) at original rate	11.51	11.85
Weighted-average interest rate at current rate	4.90%	4.62%
Weighted-average interest rate at original rate	3.07%	2.99%